LEASES (Schedule of Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease expenses	$ 2,158	$ 1,297